RESQ Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 81.4%
	EQUITY FUNDS - 81.4%
58,800	Defiance Next Gen Connectivity ETF	$ 1,975,680
64,000	ETFMG Prime Junior Silver Miners ETF	1,043,840
105,600	Financial Select Sector SPDR Fund	3,113,088
39,100	First Trust NASDAQ-100 Equal Weighted Index Fund	3,944,017
57,600	Global X Robotics & Artificial Intelligence ETF	1,908,576
45,000	Global X Silver Miners ETF	2,052,900
23,200	Invesco China Technology ETF	1,910,056
76,100	iShares China Large-Cap ETF	3,533,323
23,400	iShares MSCI ACWI ETF	2,122,848
103,500	VanEck Vectors Gold Miners ETF	3,728,070
52,000	VanEck Vectors Junior Gold Miners ETF	2,820,480
9,000	VanEck Vectors Semiconductor ETF	1,965,780
48,300	Xtrackers Harvest CSI 300 China A-Shares ETF	1,934,898
	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,720,135)	32,053,556

	EXCHANGE TRADED NOTE - 5.8%
136,900	iPath Series B S&P 500 VIX Short-Term Futures ETN *
	TOTAL EXCHANGE TRADED NOTE (Cost - $2,297,230)	2,298,551

	TOTAL INVESTMENTS - 87.2% (Cost - $32,017,365)	$ 34,352,107
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.8%	5,020,717
	NET ASSETS - 100.0%	$ 39,372,824

	ACWI - All Country World Index
	ETF - Exchange Traded Fund
	ETN - Exchange Traded Note
	MSCI - Morgan Stanley Capital International
	SPDR - Standard & Poor's Depositary Receipt
*	Non-income producing security.

RESQ Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 95.7%
	COMMODITY FUND - 4.6%
9,000	SPDR Gold Shares *	$ 1,605,240

	FIXED INCOME FUNDS - 91.1%
100,000	Invesco Preferred ETF	1,526,000
115,800	Invesco Senior Loan ETF	2,580,024
16,700	iShares 7-10 Year Treasury Bond ETF	2,003,165
6,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	828,780
50,500	iShares JP Morgan EM Local Currency Bond ETF *	2,285,125
23,050	iShares MBS ETF	2,538,497
28,875	iShares National Muni Bond ETF	3,384,150
67,300	iShares Preferred & Income Securities ETF	2,591,723
6,200	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	1,013,328
180,000	ProShares Short 20+ Year Treasury	2,840,400
448,000	ProShares UltraShort 20+ Year Treasury	7,356,160
34,700	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	2,046,953
6,300	Vanguard Extended Duration Treasury ETF	959,490
		31,953,795

	TOTAL EXCHANGE TRADED FUNDS (Cost - $32,822,492)	33,559,035

	EXCHANGE TRADED NOTE - 2.8%
58,000	iPath Series B S&P 500 VIX Short-Term Futures ETN *
	TOTAL EXCHANGE TRADED NOTE (Cost - $1,000,233)	973,820

	TOTAL INVESTMENTS - 98.5% (Cost - $33,822,725)	$ 34,532,855
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	523,279
	NET ASSETS - 100.0%	$ 35,056,134

	ETF - Exchange Traded Fund
	ETN - Exchange Traded Note
	MBS - Mortgage Backed Security
	SPDR - Standard & Poor's Depositary Receipt
*	Non-income producing security.

RESQ Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

RESQ Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of December 31, 2020 in valuing the funds' assets carried at fair value:

RESQ Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 32,053,556	$ -	$ -	$ 32,053,556
Exchange Traded Note	2,298,551	-	-	2,298,551
Total	$ 34,352,107	$ -	$ -	$ 34,352,107

RESQ Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 33,559,035	$ -	$ -	$ 33,559,035
Exchange Traded Note	973,820	-	-	973,820
Total	$ 34,532,855	$ -	$ -	$ 34,532,855

The Funds did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreication	Depreication	Depreciation
RESQ Dynamic Allocation Fund	$ 32,020,991	$ 2,656,170	$ (325,054)	$ 2,331,116
RESQ Strategic Income Fund	$ 33,943,329	$ 775,729	$ (186,203)	$ 589,526